Financial Risk Management (Reconciliation of Hedging Reserve in Respect of Commodity Price Risk and Effectiveness of Hedging Relationships) (Details) - Swap contract [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance - Pre-tax amount	¥ 48,613
Effective portion of the cash flow hedge recognized in other comprehensive income	375,701
Amounts reclassified to profit or loss	(107,009)
Reclassified to inventory	(317,305)
Ending balance - Pre-tax amount	0
Beginning balance - Tax effect	(12,153)
Effective portion of the cash flow hedge recognized in other comprehensive income	(93,925)
Amounts reclassified to profit or loss	26,752
Reclassified to inventory	79,326
Ending balance - Tax effect	0
Beginning balance - Post-tax	36,460
Effective portion of the cash flow hedge recognized in other comprehensive income	281,776
Amounts reclassified to profit or loss	(80,257)
Reclassified to inventory	(237,979)
Ending balance - Post-tax	¥ 0